Share-based payments - Disclosure of Detailed Information About Models Used for the Valuation of the Share Options (Detail)	12 Months Ended
Dec. 31, 2022 USD ($) yr $ / shares
Binomial [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.35
Expected life of share options (years)	10
Weighted average share price | $ / shares	$ 0.43
Binomial [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.27
Expected life of share options (years)	10
Weighted average share price | $ / shares	$ 0.28
Monte Carlo [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.03
Expected volatility (%)	63.11%
Risk–free interest rate (%)	2.14%
Weighted average share price | $ / shares	$ 0.24
Top of range [member] | Binomial [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	67.14%
Risk–free interest rate (%)	3.83%
Top of range [member] | Binomial [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	67.38%
Risk–free interest rate (%)	3.72%
Top of range [member] | Monte Carlo [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected life of share options (years)	9.53
Bottom of range [member] | Binomial [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	67.09%
Bottom of range [member] | Binomial [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	64.78%
Risk–free interest rate (%)	1.81%
Bottom of range [member] | Monte Carlo [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected life of share options (years)	9.13